SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables and payables valued at amortized cost
Capitalization value of the entity	$ 423,523
Transaction cost rate used for cost of disposal	0.04%
Fair value less cost of disposal exceeds book value of the CGU (as percentage)	4.00%
Reduced share price to equalize the Fair Value of the CGU and the Book Value of the CGU	$ 184.22
Share price reduction percent to equalize the Fair Value of the CGU and the Book Value of the CGU	6.32%
Cash flows term of the business plan	5 years
Long-term growth rate	3.50%
Cash Flow discount rate (WACC)	10.89%
Level 1
Receivables and payables valued at amortized cost
Share Price as of December 30,2020 according to BYMA	$ 196.65
Minimum
Receivables and payables valued at amortized cost
Share price control surplus, percent variation	10.00%
Maximum
Receivables and payables valued at amortized cost
Share price control surplus, percent variation	30.00%
ARS
Receivables and payables valued at amortized cost
Cash Flow discount rate (WACC)	29.00%
ARS | Minimum
Receivables and payables valued at amortized cost
Cash Flow discount rate (WACC)		29.00%
ARS | Maximum
Receivables and payables valued at amortized cost
Cash Flow discount rate (WACC)		40.00%